Note 9 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 2,638,642
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	6 months 29 days
Share-Based Payment Arrangement, Expense	$ 1,678,215	$ 1,023,848
Dividends Payable, Current	286,505		$ 143,510
Restricted Stock [Member]
Dividends Payable, Current	$ 286,505